Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials and components		$ 23,919	$ 18,026
Finished products	[1]	31,425	34,461
Inventories		$ 55,344	$ 52,487

[1]	Including amounts of $5,578 and $10,628 as of September 30, 2021 and December 31, 2020, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.